1. Nature of Operations and Going Concern (Details)			12 Months Ended
	Nov. 23, 2021 USD ($) $ / shares shares	Nov. 23, 2021 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Details
Common shares issued (in shares) | shares	3,680,000
Weighted average share price | $ / shares	$ 9.51
Weighted Average Share Price 2019 - USD | $ / shares	$ 7.50
Gross Proceeds		$ 34,988,520	$ 0	$ 34,988,520	$ 0
Gross Proceeds	$ 27,600,000
Net loss for the year			15,377,601	9,446,454	552,436
Cash Flows (used in) Operating Activities			10,298,791	3,098,972	363,476
Accumulated deficit			$ 24,610,379	$ 10,545,535	$ 2,271,524